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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21195

            O'Connor Fund of Funds: Long/Short Equity Strategies LLC
                        (formerly, UBS M2 Fund, L.L.C.)
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE,
Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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
ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                UBS M2 FUND, L.L.C.
                                               FINANCIAL STATEMENTS
                           WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                                    YEAR ENDED
                                                 DECEMBER 31, 2010
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
                                                UBS M2 FUND, L.L.C.
                                               FINANCIAL STATEMENTS
                           WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                                    YEAR ENDED
                                                 DECEMBER 31, 2010

                                                     CONTENTS

Report of Independent Registered Public Accounting Firm .........................................................1
Statement of Assets, Liabilities and Members' Capital ...........................................................2
Statement of Operations .........................................................................................3
Statements of Changes in Members' Capital .......................................................................4
Statement of Cash Flows .........................................................................................5
Financial Highlights ............................................................................................6
Notes to Financial Statements ...................................................................................7
Schedule of Portfolio Investments ..............................................................................16
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
                                                   (ERNST & YOUNG LOGO)              Ernst & Young LLP
                                                                                     5 Times Square
                                                                                     New York, New York 10036-6530

                                                                                     Tel: (212) 773-3000

                              REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of UBS M2 Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS M2 Fund, L.L.C. (the
"Fund"),  including the schedule of portfolio investments,  as of December 31, 2010, and the related statements of operations and cash flows for the year then ended,  the statements of changes in members'  capital for each of the two years in the period then ended,  and the  financial  highlights  for each of the five years in the period then ended. These financial  statements and financial  highlights are the responsibility of the Fund's management.  Our responsibility  is to express an opinion on these  financial  statements  and  financial  highlights  based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting  Oversight Board (United
States).  Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the  financial  statements  and financial  highlights  are free of material  misstatement.  We were not engaged to perform an audit of the Fund's internal  control over financial  reporting.  Our audits included  consideration of internal  control over financial  reporting as a basis for designing audit  procedures that are appropriate in the circumstances,  but not for the  purpose of  expressing  an opinion on the  effectiveness  of the Fund's  internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis,  evidence  supporting  the amounts and the  disclosures  in the  financial  statements  and  financial highlights,  assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement  presentation.  Our procedures included  confirmation of investments in investment funds as of December 31, 2010, by  correspondence  with management of the underlying  investment funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  and financial  highlights  referred to above  present  fairly,  in all material  respects,  the  financial  position of UBS M2 Fund,  L.L.C.  at December  31,  2010,  the results of its operations  and its cash flows for the year then ended,  the changes in its  members'  capital for each of the two years in the period then ended, and the financial  highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                             (ERNST & YOUNG LLP)

February 24, 2011

                                   A member firm of Ernst & Young Global Limited


                                                                                                                 1
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
                                                                                               UBS M2 FUND, L.L.C.

                                                             STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

ASSETS
Investments in Investment Funds, at fair value (cost $367,258,787)                                    $448,539,770
Cash and cash equivalents                                                                                9,116,894
Receivable from Investment Funds                                                                        98,684,101
Advanced subscriptions in Investment Funds                                                              22,528,422
Interest receivable                                                                                          1,148
Other assets                                                                                                79,352
------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                           578,949,687
------------------------------------------------------------------------------------------------------------------

LIABILITIES

Withdrawals payable                                                                                     78,299,654
Loan payable                                                                                             1,500,000
Subscriptions received in advance                                                                        1,263,071
Investment Management Fee payable                                                                          673,819
Professional fees payable                                                                                  230,880
Administration fee payable                                                                                 143,174
Management Fee payable                                                                                     139,411
Custody fee payable                                                                                          1,350
Loan interest payable                                                                                          146
Other liabilities                                                                                          145,364
------------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                       82,396,869
------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL                                                                                      $496,552,818
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                             $415,271,835
Accumulated net unrealized appreciation/(depreciation) on
   investments in Investment Funds                                                                      81,280,983
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                                      $496,552,818
------------------------------------------------------------------------------------------------------------------

                    The accompanying notes are an integral part of these financial statements.


                                                                                                                 2
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
                                                                                               UBS M2 FUND, L.L.C.

                                                                                           STATEMENT OF OPERATIONS

------------------------------------------------------------------------------------------------------------------

                                                                                      YEAR ENDED DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                                             $     31,641
------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                                    31,641
------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Management Fee                                                                               8,125,937
Management Fee                                                                                          1,681,228
Administration fee                                                                                        628,373
Professional fees                                                                                         469,821
Directors' fees                                                                                            54,273
Custody fee                                                                                                10,286
Loan interest                                                                                                 146
Printing, insurance and other expenses                                                                    419,267
------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                         11,389,331
------------------------------------------------------------------------------------------------------------------

Administration and custody fees waived                                                                    (13,617)

NET EXPENSES                                                                                           11,375,714
------------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                                   (11,344,073)
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments in Investment Funds                                          22,877,372
Net change in unrealized appreciation/depreciation on investments
   in Investment Funds                                                                                 12,721,465
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS                                               35,598,837
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                             $ 24,254,764
------------------------------------------------------------------------------------------------------------------

                    The accompanying notes are an integral part of these financial statements.


                                                                                                                 3
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
                                                                                               UBS M2 FUND, L.L.C.

                                                                         STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

------------------------------------------------------------------------------------------------------------------

                                                                            YEARS ENDED DECEMBER 31, 2009 AND 2010

------------------------------------------------------------------------------------------------------------------
                                                                          ADVISER      MEMBERS          TOTAL
------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2009                                       $16,385   $ 658,826,978   $ 658,843,363
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                                (93)    (12,930,457)    (12,930,550)
  Net realized gain/(loss) from investments in Investment
      Funds                                                                   369      16,126,948      16,127,317
  Net change in unrealized appreciation/depreciation on
      investments in Investment Funds                                       2,072      74,875,270      74,877,342
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
  DERIVED FROM OPERATIONS                                                   2,348      78,071,761      78,074,109
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                         --      33,303,270      33,303,270
Members' withdrawals                                                           --    (199,368,901)   (199,368,901)
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
  DERIVED FROM CAPITAL TRANSACTIONS                                            --    (166,065,631)   (166,065,631)
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2009                                     $18,733   $ 570,833,108   $ 570,851,841
------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                               (109)    (11,343,964)    (11,344,073)
  Net realized gain/(loss) from investments in Investment
      Funds                                                                   799      22,876,573      22,877,372
  Net change in unrealized appreciation/depreciation on
      investments in Investment Funds                                         513      12,720,952      12,721,465
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
  DERIVED FROM OPERATIONS                                                   1,203      24,253,561      24,254,764
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                         --      34,993,933      34,993,933
Members' withdrawals                                                           --    (133,547,720)   (133,547,720)
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
  DERIVED FROM CAPITAL TRANSACTIONS                                            --     (98,553,787)    (98,553,787)
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2010                                     $19,936   $ 496,532,882   $ 496,552,818
------------------------------------------------------------------------------------------------------------------

                    The accompanying notes are an integral part of these financial statements.


                                                                                                                 4
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
                                                                                               UBS M2 FUND, L.L.C.

                                                                                           STATEMENT OF CASH FLOWS

------------------------------------------------------------------------------------------------------------------

                                                                                      YEAR ENDED DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                                            $  24,254,764
Adjustments to reconcile net increase in member's capital derived from operations to net cash provided by operating activities:
  Purchases of investments in Investment Funds                                                        (87,500,000)
  Proceeds from disposition of investments in Investment Funds                                        210,108,544
  Net realized (gain)/loss from investments in Investment Funds                                       (22,877,372)
  Net change in unrealized appreciation/depreciation on investments in Investment
    Funds                                                                                             (12,721,465)
  Changes in assets and liabilities:
  (Increase) decrease in assets:
    Advanced subscriptions in Investment Funds                                                        (20,028,422)
    Interest receivable                                                                                     3,375
    Receivable from Investment Funds                                                                  (75,770,583)
    Other assets                                                                                          (63,970)
  Increase (decrease) in liabilities:
    Administration fee payable                                                                             24,616
    Custody fee payable                                                                                      (150)
    Investment Management Fee payable                                                                    (106,032)
    Management Fee payable                                                                                (21,937)
    Professional fees payable                                                                              40,044
    Other liabilities                                                                                     128,364
------------------------------------------------------------------------------------------------------------------

NET CASH PROVIDED BY OPERATING ACTIVITIES                                                              15,469,776
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in subscriptions received in
  advance                                                                                              36,257,004
Payments on Members' withdrawals, including change in withdrawals payable                            (147,987,962)
Proceeds from loan                                                                                      1,500,000
Loan interest                                                                                                 146
------------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                                (110,230,812)
Net decrease in cash and cash equivalents                                                             (94,761,036)
Cash and cash equivalents--beginning of year                                                          103,877,930
------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                              $   9,116,894
------------------------------------------------------------------------------------------------------------------

                    The accompanying notes are an integral part of these financial statements.


                                                                                                                 5
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
                                                                                               UBS M2 FUND, L.L.C.

                                                                                              FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

     The  following  represents  the ratios to average  members'  capital and other  supplemental  information for all Members, excluding the Adviser, for the periods indicated.

     An individual Member's ratios and returns may vary from the below based on the timing of capital transactions.

                                                                     YEARS ENDED DECEMBER 31,
                                                                     ------------------------
                                            2010            2009            2008            2007           2006
                                            ----            ----            ----            ----           ----
     Ratio of net investment loss to
     average members' capital (a), (b)     (2.01%)         (1.96%)         (1.94%)          (1.80%)       (1.93%)
     Ratio of gross expenses to
     average members' capital (a), (b)      2.02%           1.97%           2.00%            1.98%         2.02%
     Ratio of administration and
     custody fees waived to average
     members' capital (a), (b), (c)         0.00%(d)        0.00%           0.00%            0.00%         0.00%
     Ratio of net expenses to
     average members' capital (a), (b)      2.02%           1.97%           2.00%            1.98%         2.02%
     Portfolio turnover rate               17.80%          21.46%          36.36%           16.21%         8.28%
     Total return (e)                       4.90%          12.70%         (23.14%)          14.26%        10.88%
     Average debt ratio (a)                 0.00%(d)        0.00%(d)        0.10%(d)         0.21%(d)      0.18%(d)
     Members' capital at end of year
        (including the Adviser)         $496,552,818    $570,851,841    $658,843,363   $1,106,094,298   $819,802,186

(a)  The average  members'  capital used in the above ratios is  calculated  using  pre-tender  members'  capital, excluding the Adviser.

(b)  Ratios of net investment loss and gross/net expenses to average members' capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds.

(c)  The  administration  and  custody  fees  waiver  was  effective  November  1, 2010.  Therefore,  the ratio of administration  and custody  fees waived was not  applicable  for the years ended  December  31, 2006 through
     December 31, 2009.

(d)  Less than 0.005%.

(e)  Total return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the
     Fund interest on the last day of the period noted,  and does not reflect the deduction of placement  fees, if any, incurred when subscribing to the Fund.

                    The accompanying notes are an integral part of these financial statements.


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
                                                                                               UBS M2 FUND, L.L.C.

                                                                                    NOTES TO  FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS M2 Fund,  L.L.C.  (the "Fund") was organized as a limited liability company under the laws of Delaware on
     August 13, 2001 and commenced  operations on February 1, 2003.  The Fund is registered  under the  Investment
     Company Act of 1940, as amended (the "1940 Act"),  as a closed-end,  non-diversified,  management  investment company. The Fund's investment  objective is to seek capital  appreciation over the long-term.  The Fund is a multi-manager  fund that seeks to achieve its  objective  by  deploying  its assets  among a select  group of portfolio  managers who primarily employ  long/short  equity  strategies,  including those involving  foreign issuers. Generally, such portfolio managers conduct their investment programs through unregistered investment funds  (collectively,  the "Investment  Funds"),  in which the Fund invests as a limited  partner,  member or shareholder along with other investors.

     The Fund's  Board of  Directors  (the  "Directors")  have  overall  responsibility  to manage and control the business  affairs of the Fund,  including  the  exclusive  authority  to oversee  and to  establish  policies regarding the management, conduct and operation of the Fund's business.

     As of September 30, 2010, pursuant to an Assignment and Assumption Agreement,  the Directors have engaged UBS
     Alternative and Quantitative  Investments LLC ("UBS A&Q", the "Adviser" and when providing services under the
     Administration  Agreement, the "Administrator"),  a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the
     Fund.  UBS A&Q is a wholly owned  subsidiary of UBS AG and is  registered as an investment  adviser under the
     Investment Advisers Act of 1940, as amended. In addition to the assignment of  responsibilities,  the capital balance as of September 30, 2010 was transferred from UBSFA (defined below) to UBS A&Q.

     Prior to the  Assignment  and  Assumption  Agreement,  the  Directors  had engaged UBS Fund  Advisor,  L.L.C.
     ("UBSFA"),  a Delaware  limited  liability  company,  in the roles of Adviser and  Administrator.  UBSFA is a wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional  applications for interests by eligible investors may be accepted at such times as the
     Directors may determine and are generally  accepted  monthly.  The Directors  reserve the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase  interests  pursuant to written tenders to Members.  These repurchases  will be made at such times and on such terms as may be  determined  by the  Directors,  in their complete  and  exclusive  discretion.  Members can only  transfer or assign their  membership  interests or a portion  thereof (i) by operation of law pursuant to the death,  bankruptcy,  insolvency or  dissolution of a
     Member, or (ii) with the written approval of the Directors,


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
                                                                                               UBS M2 FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

     which may be withheld in their sole and absolute  discretion.  Such transfers may be made even if the balance of the  capital  account  to such  transferee  is equal  to or less  than the  transferor's  initial  capital contribution.

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting  Standards Board ("FASB") issued Codification  Accounting Standards
     Update No. 2010-06,  Improving Disclosures about Fair Value Measurements ("ASU 2010-06").  ASU 2010-06 amends
     Topic 820, Fair Value  Measurements and Disclosures to add new  requirements for disclosures  about transfers into and out of Levels 1 and 2, and separate disclosures about purchases,  sales, issuances,  and settlements relating to Level 3 measurements.  This update also clarifies existing fair value disclosures about the level of  disaggregation  for the  classes  of assets  and  liabilities  and the  disclosures  about the inputs and valuation  techniques used to measure fair value. ASU 2010-06 is effective for the interim and annual periods beginning  after  December  15, 2009 and for periods  beginning  after  December 15, 2010 for the new Level 3 disclosures.  The adoption of ASU 2010-06 new disclosures and  clarification of existing  disclosures did not have a material impact on the Fund's financial statements.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     The Fund  values its  investments  at fair value,  in  accordance  with U.S.  generally  accepted  accounting principles  ("GAAP"),  which is the price  that  would be  received  to sell an asset or paid to  transfer  a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's  investments  which are summarized in the three broad levels listed below.

     LEVEL 1-- quoted prices in active markets for identical securities

     LEVEL 2-- fair value of investments  in Investment  Funds with the ability to redeem at net asset value as of the measurement date, or within one year of the measurement date

     LEVEL 3-- fair value of investments  in Investment  Funds that do not have the ability to redeem at net asset value within one year of the measurement date

     The Fund recognizes  transfers into and out of the levels indicated above at the end of the reporting period.
     All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of
     Portfolio Investments.


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
                                                                                               UBS M2 FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     GAAP provides guidance in determining  whether there has been a significant  decrease in the volume and level of activity for an asset or liability  when compared with normal market  activity for such asset or liability
     (or similar assets or liabilities).  GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly.  In its  consideration,  the Fund must consider inputs and valuation  techniques used for each class of assets and liabilities.  Judgment is used to determine  the  appropriate  classes  of assets  and  liabilities  for which  disclosures  about  fair  value measurements  are  provided.  Fair value  measurement  disclosures  for each class of assets and  liabilities requires  greater  disaggregation  than the Fund's line items in the  Statement  of Assets,  Liabilities  and
     Members'  Capital.  The Fund  determines the  appropriate  classes for those  disclosures on the basis of the nature and risks of the assets and liabilities and their  classification  in the fair value hierarchy  (i.e.,
     Levels 1, 2, and 3).

     For assets and liabilities  measured at fair value on a recurring basis during the period,  the Fund provides quantitative  disclosures  about  the fair  value  measurements  separately  for each  class  of  assets  and liabilities,  as well as a reconciliation  of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     The following is a summary of the investment strategy and any restrictions on the liquidity provisions of the investments in Investment  Funds held in the Fund as of December 31, 2010.  Investment  Funds with no current redemption  restrictions  may be  subject to future  gates,  lock-up  provisions  or other  restrictions,  in accordance with their offering  documents.  The Fund had no unfunded  capital  commitments as of December 31,
     2010.

     The Investment Funds in the long/short  equity strategy invest in both long and short equity  strategies that are primarily in common stocks. The management of these Investment Funds has the ability to shift investments from  value to growth  strategies,  from small to large  capitalization  common  stocks,  and from a net long position to a net short position.  Investment Funds within this strategy are generally  subject to a 15 - 125 day redemption notice period.  Investment Funds  representing  approximately 2 percent of fair value are side pockets or  liquidating  trusts  where the  liquidation  of assets is expected  over the next 24 months.  The remaining approximately 98 percent of the Investment Funds have either initial redemption dates commencing in the future (5 percent) or are available to be redeemed  with no  restrictions  (93  percent),  subject to the
     Investment  Funds' liquidity terms, as of the measurement  date. Nine Investment  Funds, with a fair value of
     $117,532,343, transferred from Level 3 to Level 2 at December 31, 2010.

     A detailed  depiction of each  investment in the portfolio by investment  strategy,  including any additional liquidity  terms  and  other  restrictions,  as well as a  breakdown  of the  portfolio  into the fair  value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.


                                                                                                                 9
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
                                                                                               UBS M2 FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     Net asset value of the Fund is  determined  by or at the direction of the Adviser as of the close of business at the end of any fiscal period in  accordance  with the  valuation  principles  set forth below or as may be determined  from time to time pursuant to policies  established by the Directors.  The Fund's  investments in
     Investment Funds are subject to the terms and conditions of the respective  operating agreements and offering memorandums,  as  appropriate.  The Fund's  investments  in Investment  Funds are carried at fair value.  All valuations  utilize  financial  information  supplied by each  Investment  Fund and are net of management and performance  incentive  fees or  allocations  payable to the  Investment  Funds'  managers or pursuant to the
     Investment Funds'  agreements.  The Fund's valuation  procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio.  The Adviser has assessed factors including, but not  limited  to the  individual  Investment  Funds'  compliance  with  fair  value  measurements,  price transparency and valuation procedures in place, and subscription and redemption activity.  The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances,  to value such a position  at its net asset value as reported or whether to adjust such value.
     The  underlying  investments  of each  Investment  Fund are  accounted for at fair value as described in each
     Investment Fund's financial statements. (See Schedule of Portfolio Investments).

     The fair value relating to certain  underlying  investments of these Investment  Funds, for which there is no ready market,  has been estimated by the respective  Investment Funds' management and is based upon available information in the absence of readily  ascertainable  fair values and does not necessarily  represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation,  those estimated fair values may differ  significantly  from the values that would have been used had a ready  market for the  investments existed. These differences could be material.

     It is unknown on an aggregate  basis whether the  Investment  Funds held any  investments  whereby the Fund's proportionate share exceeded 5% of the Fund's net assets at December 31, 2010.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

     The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair  value and cost of the  underlying  investment  at the date of  redemption.  Interest  income and expenses are recorded on the accrual basis.


                                                                                                                10

                                                                                               UBS M2 FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio  transactions and positions for the Fund's account;  legal fees; accounting and auditing  fees;  custodial  fees;  costs of computing  the Fund's net asset  value;  costs of  insurance;
     registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and
     other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has  reclassified  $11,344,073 and $22,877,372  from accumulated net investment loss and accumulated net realized gain from investments in Investment Funds, respectively, to net capital contributions during the year ended December 31, 2010. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated  taxable income or loss that have been allocated to the Fund's Members as of December 31,
     2010 and had no effect on members' capital.

     The Fund files income tax returns in the U.S.  federal  jurisdiction  and applicable  states.  Management has analyzed the Fund's tax  positions  taken on its federal and state income tax returns for all open tax years, and has  concluded  that no  provision  for federal or state  income tax is required in the Fund's  financial statements.  The Fund's federal and state income tax returns for tax years for which the applicable  statutes of  limitations  have not  expired are  subject to  examination  by the  Internal  Revenue  Service and state departments of revenue.  The Fund recognizes  interest and penalties,  if any,  related to  unrecognized  tax benefits as income tax expense in the Statement of Operations. For the year ended December 31, 2010, the Fund did not incur any interest or penalties.

     Each Member is  individually  required to report on its own tax return its  distributive  share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents  consist of monies invested in a PFPC Trust Company account which pays money market rates and are accounted  for at cost plus accrued  interest  which is included in interest  receivable on the
     Statement of Assets,  Liabilities and Members'  Capital.  Such cash, at times, may exceed  federally  insured limits.  The Fund has not  experienced  any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.


                                                                                                                11
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

                                                                                               UBS M2 FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F.   USE OF ESTIMATES

     The  preparation of financial  statements in conformity  with GAAP requires  management to make estimates and assumptions  that affect the reported  amounts of assets and liabilities and disclosure of contingent  assets and liabilities at the date of the financial  statements and the reported  amounts of increases and decreases in members'  capital from  operations  during the reporting  period.  Actual  results could differ from those estimates.

4.   RELATED PARTY TRANSACTIONS

     The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement.
     Pursuant to that agreement,  the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's  members'  capital,  excluding  the capital  account  attributable  to the
     Adviser.

     The  Administrator  provides  certain  administrative  services to the Fund,  including,  among other things, providing  office space and other support  services.  In consideration  for such services,  the Fund pays the
     Administrator a monthly fee (the "Management Fee") at an annual rate of 0.30% of the Fund's members' capital, excluding the capital account attributable to the Adviser.  The Management Fee and the Investment  Management
     Fee will be paid to the Adviser out of the Fund's assets and debited against the Members'  capital  accounts, excluding the capital account attributable to the Adviser. A portion of the Investment Management Fee and the
     Management Fee is paid by UBS A&Q to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund,  without special  compensation from the Fund, and bears its own costs associated with its activities as placement  agent.  Placement  fees, if any,  charged on  contributions  are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The net increase or decrease in members' capital derived from operations (net income or loss) is allocated to the capital  accounts of all Members on a pro-rata  basis,  other than the Investment  Management Fee and the
     Management  Fee which are  similarly  allocated  to all Members  other than the Adviser or  Administrator  as described above.

     Each Director of the Fund  receives an annual  retainer of $7,500 plus a fee for each meeting  attended.  The
     Chairman of the Board of  Directors  and the Chairman of the Audit  Committee of the Board of Directors  each receive an additional annual retainer in the amounts of $10,000 and $15,000,


                                                                                                                12
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
                                                                                               UBS M2 FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     respectively.  These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBS A&Q is the  investment  adviser.  All Directors are  reimbursed by the Fund for all reasonable out of pocket expenses.

     Other  investment  partnerships  sponsored by UBS Americas or its  affiliates  may also  maintain  investment interests in the Investment Funds owned by the Fund.

5.   ADMINISTRATION AND CUSTODY FEES

     PFPC Trust Company (the  "Custodian"),  which will be renamed BNY Mellon  Investment  Servicing Trust Company effective  July 1, 2011,  provides  custodial  services for the Fund.  The  Custodian  entered into a service agreement whereby PFPC Trust provides securities clearance functions, as needed.

     On July 1, 2010, the PNC Financial  Services Group,  Inc. sold the outstanding stock of PNC Global Investment
     Servicing Inc. to the Bank of New York Mellon Corporation.  At the closing of the sale, PNC Global Investment
     Servicing  (U.S.),  Inc. changed its name to BNY Mellon  Investment  Servicing (US) Inc. ("BNY Mellon").  BNY
     Mellon serves as accounting and investor  servicing agent to the Fund and in that capacity  provides  certain administrative,  accounting,  record keeping, tax and Member related services.  BNY Mellon receives a monthly fee primarily based upon (i) the average  members'  capital of the Fund subject to a minimum monthly fee, and
     (ii) the aggregate  members'  capital of the Fund and certain other  investment funds sponsored or advised by
     UBS AG, UBS Americas,  Inc. or their  affiliates.  Additionally,  the Fund  reimburses  certain out of pocket expenses incurred by BNY Mellon.

     Effective  March 26, 2010, the Custodian and BNY Mellon have agreed to a fee reduction for  reimbursement  of the Fund's line of credit  commitment fees ("Fee  Reduction") for a period of 364 days from November 1, 2010, the effective date of the Fund's line of credit agreement with State Street Bank and Trust Company  ("Initial
     Term").  Based on the  methodology  within the  agreement,  the Custodian and BNY Mellon have agreed to waive
     $81,700 for the Fund over the Initial Term. For the period from  November,  1, 2010 to December 31, 2010, the
     Custodian  and BNY  Mellon  waived  $1,200  and  $12,417,  respectively,  which  is  shown  in  aggregate  as administration and custody fees waived on the Statement of Operations.

6.   LOAN PAYABLE

     Effective  November  1, 2010,  the Fund,  along  with other UBS  sponsored  funds,  entered  into a one year,
     $250,000,000  committed,  secured revolving line of credit with State Street Bank and Trust Company. The Fund is limited to $81,700,000 (the "Borrower Sublimit Amount") of the secured


                                                                                                                13
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

                                                                                               UBS M2 FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

6.   LOAN PAYABLE (CONTINUED)

     revolving line of credit with a maximum borrowing limit of 15% of the Fund's Members'  Capital.  The interest rate on the  borrowing  is the higher of (a) 1.50%  above the  Overnight  LIBOR Rate and (b) 1.50%  above the
     Federal  Funds Rate,  in each case as in effect from time to time.  There is a commitment  fee payable by the
     Fund, calculated at 25 basis points per annum of the Borrower Sublimit Amount not utilized.

     For the year ended  December 31, 2010,  the Fund's  average  interest rate paid on borrowings  were 1.75% per annum and the average borrowings  outstanding were $8,333. The Fund had $1,500,000 of borrowings  outstanding at  December  31,  2010.  Interest  expense for the year ended  December  31, 2010 was $146 of which $146 was payable at December 31, 2010.

7.   INVESTMENTS

     As of December 31, 2010, the Fund had investments in Investment Funds, none of which were related parties.

     Aggregate  purchases and proceeds from sales of investment  for the year ended  December 31, 2010 amounted to
     $87,500,000 and $210,108,544, respectively.

     The cost of investments for federal income tax purposes is adjusted for items of taxable income  allocated to the Fund from the Investment  Funds.  The allocated  taxable income is reported to the Fund by the Investment
     Funds on Schedule K-1. The Fund has not yet received all such Schedule  K-1's for the year ended December 31,
     2010;  therefore,  the tax basis of  investments  for 2010 will not be  finalized by the Fund until after the fiscal year end.

     The  agreements  related  to  investments  in  Investment  Funds  provide  for  compensation  to the  general partners/managers  in the form of management fees of 1.00% to 2.00% (per annum) of net assets and performance incentive fees and allocations  ranging from 16.50% to 25.00% of net profits  earned.  One or more underlying fund  investments  have entered into a side pocket  arrangement.  Detailed  information  about the Investment
     Funds' portfolios is not available.

8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business,  the  Investment  Funds in which the Fund invests  trade various  financial instruments and enter into various investment  activities with off-balance sheet risk. These include, but are not limited to, short selling  activities,  writing option contracts,  contracts for differences,  and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the fair value of these investments.


                                                                                                                14
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

                                                                                               UBS M2 FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

9.   INDEMNIFICATION

     In the  ordinary  course  of  business,  the Fund  may  enter  into  contracts  or  agreements  that  contain indemnifications  or  warranties.  Future events could occur that lead to the  execution of these  provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

10.  SUBSEQUENT EVENTS

     As of December 31, 2010, the Fund had $78,299,654 of withdrawals  payable. On January 24, 2010, the Fund paid
     $66,097,904. The remaining amount payable of $12,201,750 is scheduled to be paid in accordance with the terms of the Fund's June 30, 2010 and December 31, 2010 tender offers.

     Effective  February  7, 2011,  the Fund has changed its name to  O'Connor  Fund of Funds:  Long/Short  Equity
     Strategies LLC.


                                                                                                                15
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

                                                                                               UBS M2 FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

                                                             REALIZED AND                                            DOLLAR AMOUNT
                                                              UNREALIZED                                             OF FAIR VALUE
                                                      % OF      GAIN/        INITIAL                      FIRST        FOR FIRST
                                                    MEMBERS'  (LOSS) FROM  ACQUISITION                  AVAILABLE      AVAILABLE
INVESTMENT FUND              COST       FAIR VALUE   CAPITAL  INVESTMENTS      DATE    LIQUIDITY (a) REDEMPTION (b) REDEMPTION (b)
---------------         -------------  ------------ -------- ------------  ----------- ------------- -------------- --------------
LONG/SHORT EQUITY
Absolute Partners Fund,
   L.L.C. (c)           $  20,000,000  $ 20,511,218   4.13   $   511,218     2/1/2010     Monthly
Anthion Partners
   L.P. (c)                20,000,000    20,754,172   4.18       754,172    11/1/2010    Quarterly
Arrowgrass Equity
   Focus, L.P. (c)         25,000,000    26,626,975   5.36     1,301,845    10/1/2009     Monthly
Artha Emerging Markets
   Fund, L.P. (c)          18,135,557    27,558,936   5.55       999,482     4/1/2006    Quarterly
Bay Pond Partners,
   L.P. (c)                15,959,223    26,902,139   5.42     6,991,833     3/1/2008  Semi-Annually
Brevan Howard, L.P. (c)    24,545,130    24,920,010   5.02       259,244    11/1/2009     Monthly
Cevian Capital II,
   L.P., Class B (c)        5,855,198     8,134,897   1.64     4,254,087     7/1/2006    Annually
Cevian Capital II,
   L.P., Class C (c)        9,132,659    14,014,741   2.82     4,248,726     7/1/2006    Annually
Cobalt Partners,
   L.P. (c)                33,915,547    39,216,222   7.90     3,207,649     7/1/2007  Semi-Annually
Conatus Capital
   Partners, L.P.,
   Class A (c)             25,000,000    28,054,081   5.65     2,661,706     1/1/2008    Quarterly
Discovery Global
   Opportunity Partners
   L.P. (c)                25,000,000    25,140,059   5.06       140,059    11/1/2010  Semi-Annually
Eastern Advisor Fund,
   L.P. (d)                 5,270,782     1,729,917   0.35      (634,429)    4/1/2004       N/A
Eastern Advisor Fund,
   L.P. (d)                 1,284,774     3,591,025   0.72       373,796     4/1/2004       N/A
EEA Europe Long Short
   Fund (c)                15,000,000    15,361,967   3.09       659,351    12/1/2009     Monthly
Meditor European Hedge
   Fund (B) Limited (c)    26,441,460    33,020,785   6.65    (2,456,350)    5/1/2006     Monthly
Pelham Long Short Fund
   L.P. (c)                20,000,000    22,376,426   4.51     2,376,426     5/1/2010     Monthly       4/30/2011     22,376,426
Pershing Square,
   L.P. (c)                15,902,507    38,367,228   7.73     9,419,823     1/1/2005    Annually
Southpoint Qualified
   Fund, L.P. (c)          34,466,967    36,210,364   7.29     2,854,732     2/1/2008    Annually
Steel Partners Japan
   Strategic Fund, L.P.
   (c),(e),(f)              2,892,521     2,034,352   0.41    (1,202,770)    1/1/2006       N/A
The Children's
   Investment Fund,
   L.P., Class A (c)       17,466,341    25,972,851   5.23     2,129,213     4/1/2005  Every 3 Years
Tiger Asia Fund,
   L.P. (c)                 4,396,268     6,451,848   1.30       241,845     3/1/2005  Every 3 Years
Tiger Asia L Holdings,
   Ltd. SPV (e)             1,593,853     1,589,557   0.32        (2,587)    3/1/2005       N/A
                        -------------  ------------  -----   ------------
   LONG/SHORT EQUITY
      SUBTOTAL          $ 367,258,787  $448,539,770  90.33%  $ 39,089,071
Redeemed Investment
   Funds                           --            --     --     (3,490,234)
                        -------------  ------------  -----   ------------
TOTAL                   $ 367,258,787  $448,539,770  90.33%  $ 35,598,837
                        =============  ============  =====   ============

(a)  Available  frequency of redemptions  after the initial lock-up period,  if any.  Different  tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c)  Investment Funds categorized as Level 2 investments.

(d)  A  portion  or all of the  Fund's  interests  in the  Investment  Fund are held in side  pockets  which  have restricted liquidity.

(e)  The Investment  Fund is in  liquidation.  In addition to any  redemption  proceeds that may have already been received,  the Fund will continue to receive  proceeds  periodically  as the Investment  Fund  liquidates its underlying investments.

(f)  The Investment Fund is expected to be fully liquidated within twelve months.

Complete information about the Investment Funds' underlying investments is not readily available.

                      The preceding notes are an integral part of these financial statements.


                                                                                                                16
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
                                                                                               UBS M2 FUND, L.L.C.

                                                                     SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

The  following  is a summary of the inputs used in valuing  the Fund's  investments  at fair value.  The inputs or methodology used for valuing the Fund's  investments are not necessarily an indication of the risk associated with investing in those  investments.  The Fund's  valuation  procedures  require  evaluation  of all relevant  factors available at the time the Fund values its portfolio.  These  relevant  factors  include the individual  Investment
Funds'  compliance  with fair value  measurements,  price  transparency  and valuation  procedures  in place,  and subscription and redemption activity.

The Fund's  investments  are  categorized  in three levels as  disclosed  below.  Level 1 discloses  the amount of investments  where the values of those  investments  are based upon quoted prices in active  markets for identical securities.  Level 2  discloses  the amount of  investments  where the Fund has the ability to redeem at net asset value as of the December 31, 2010 measurement  date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the December 31, 2010 measurement date. There were no transfers between Level 1 and Level 2 at December 31, 2010.

                                                   ASSETS TABLE

                             TOTAL FAIR
                                VALUE
                                 AT
                            DECEMBER 31,
DESCRIPTION                     2010              LEVEL 1            LEVEL 2             LEVEL 3
-----------                 ------------          -------         ------------         ----------
Long/Short Equity           $448,539,770            $--           $441,629,271         $6,910,499
                            ------------            ---           ------------         ----------
TOTAL ASSETS                $448,539,770            $--           $441,629,271         $6,910,499
                            ------------            ---           ------------         ----------

The  following is a  reconciliation  of assets in which  significant  unobservable  inputs  (Level 3) were used in determining fair value:

                                                             CHANGE IN
                                                            UNREALIZED                     NET TRANSFERS IN  BALANCE AS OF
                       BALANCE AS OF     REALIZED GAIN /  APPRECIATION /  NET PURCHASES /   AND/OR (OUT) OF   DECEMBER 31,
DESCRIPTION        DECEMBER 31, 2009 **       (LOSS)       DEPRECIATION       (SALES)          LEVEL 3 *          2010
-----------        --------------------  ---------------  --------------  ---------------  ----------------  -------------
Long/Short Equity      $112,326,841        $ 6,261,385     $ 15,091,051    $ (9,416,435)    $(117,352,343)     $6,910,499
Multi-Strategy           27,394,774         10,531,390      (11,273,581)    (26,652,583)               --              --
                       ------------        -----------     ------------    ------------     -------------      ----------
Total                  $139,721,615        $16,792,775     $  3,817,470    $(36,069,018)    $(117,352,343)     $6,910,499
                       ------------        -----------     ------------    ------------     -------------      ----------

Net change in  unrealized  appreciation/depreciation  on Level 3 assets  still  held as of  December  31,  2010 is
$242,528.

*    Net  transfers in and/or (out) of Level 3 include  transfers  out of  Investment  Funds that were  previously categorized as Level 3 investments.

**   In the prior year,  Investment  Funds were  categorized as Level 2 investments if the Fund had the ability to redeem at net asset value as of the December 31, 2009 measurement date or within 90 days of such date.

The net transfers in and/or (out) of Level 3 noted above are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2009 to December 31, 2010.

     The preceding notes are an integral part of these financial statements.


                                                                                                                17
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

                                          UBS M2 FUND, L.L.C. (UNAUDITED)

     The Directors (including the Independent  Directors) last evaluated the Investment  Management Agreement at a meeting on November 18, 2010. The Directors met in an executive  session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Management Agreement. The
Directors  reviewed  materials  furnished by UBS Alternative  and  Quantitative  Investments LLC (the  "Adviser"),
including information regarding the Adviser, its affiliates and its personnel, operations and financial condition.
Tables  indicating  comparative fee information,  and comparative  performance  information,  as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed.  The
Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

     The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser,  including its investment process,  and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided  by the  Adviser  to the Fund,  including  administrative  and  compliance  services,  oversight  of Fund accounting,  marketing  services,  assistance  in meeting legal and  regulatory  requirements  and other  services necessary for the operation of the Fund.  The Directors  acknowledged  the Adviser's  employment of highly skilled investment professionals,  research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance  and  administrative  services  would be provided to the Fund. The Directors also recognized the benefits which the Fund derives from the resources  available to the Adviser and the Adviser's affiliates,  including UBS AG and UBS Financial Services Inc. Accordingly,  the Directors felt that the quality of service  offered by the Adviser to the Fund was  appropriate,  and that the  Adviser's  personnel  had  sufficient expertise to manage the Fund.

     The Directors  reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other,  third-party  investment advisers  ("Comparable Funds"). The Directors recognized that the Comparable Funds, as private funds, are not subject to certain  investment  restrictions  under the Investment
Company  Act of 1940,  as  amended,  that are  applicable  to the Fund and which can  adversely  affect the Fund's performance  relative to that of its Comparable Funds. The Directors  observed that the Fund's 2010 performance as of August 31, 2010 exceeded the median  performance of the Comparable  Funds and the relevant indexes (HFRI Equity
Hedge, HFRX Equity Hedge, MSCI World Index (MSDUWI),  Russell 2000 Index,  Russell 2000 Growth Index, Russell 2000
Value Index and S&P 500 DRI).  The Board also noted that the Fund's  performance  for the  five-year  period ended
August 31, 2010 exceeded the median performance of the Comparable Funds and relevant indexes,  and that the Fund's performance  for the  three-year  period ended August 31, 2010  exceeded  the median  performance  of the relevant indexes but lagged the performance of the Comparable Funds. The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors noted that for the three- and five-year periods ended August

31, 2010, the Fund's volatility was above the median volatility of the Comparable Funds and relevant indexes.

     The  Directors  considered  the  advisory  fees being  charged by the Adviser for its services to the Fund as compared to those  charged to the  Comparable  Funds,  and as compared to the  advisory  fees  charged by UBS Fund
Advisor,  L.L.C.  ("UBSFA") and its  affiliates for other UBS  alternative  investment  products,  noting that the transition  of  management  of the Fund from UBSFA to the  Adviser  was  effective  as of  October  1,  2010.  The information  presented to the Directors  showed that although the  combination  of the Fund's  management  fee and service fee was above the median management fee of the Comparable Funds, the Fund did not charge an incentive fee.
In  comparing  the  advisory  fees  being  charged to the Fund to the fees being  charged by the  Adviser  and its affiliates for other UBS alternative investment products, the Directors noted that although the combination of the
Fund's  management  fee and service fee was the second highest  management fee being charged to the  multi-manager funds,  unlike most of the other  multi-manager  funds, the Fund was not subject to any incentive fee. In light of the foregoing, the Directors felt that the management fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds and other relevant UBS alternative investment products.

     The Directors also considered the profitability to UBSFA and UBS A&Q both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and UBS A&Q and their  affiliates  under the Fund's Investment  Management  Agreement and from other  relationships  between the Fund and UBSFA and UBS A&Q were within a range the Directors  considered  reasonable and  appropriate.  The Directors also discussed the fact that the Fund was not large  enough at that time to support a request for  breakpoints  due to economies of scale.
The Directors determined that the fees under the Investment  Management Agreement did not constitute fees that are so disproportionally  large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's length bargaining,  and concluded that the fees were reasonable. The Directors concluded that approval of the Investment Management Agreement was in the best interests of the Fund and its shareholders.

DIRECTORS AND OFFICERS (UNAUDITED)

Information  pertaining to the Directors and Officers of the Fund as of December 31, 2010 is set forth below.  The statement of additional  information  (SAI) includes  additional  information about the Directors and is available without charge,  upon request,  by calling UBS Alternative and  Quantitative  Investments LLC ("UBS A&Q") at (888)
793-8637.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS   OTHER TRUSTEESHIPS/
                                                                                           IN FUND     DIRECTORSHIPS HELD
                                   TERM OF OFFICE                                          COMPLEX     BY DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND             AND LENGTH OF           PRINCIPALGOCCUPATION(S)       OVERSEEN BY   FUND COMPLEX DURING
POSITION(S) WITH FUNDS             TIME SERVED(1)            DURING PAST 5 YEARS         DIRECTOR(2)    THE PAST 5 YEARS
----------------------       -------------------------  ------------------------------   -----------   -------------------
                                                   INDEPENDENT DIRECTORS

George W. Gowen (81)         Term -- Indefinite         Law partner of Dunnington,            11       None
UBS Alternative and          Length--since              Bartholow & Miller.
Quantitative Investments     Commencement of
LLC                          Operations
677 Washington Boulevard
Stamford, Connecticut 06901
Director

Stephen H. Penman (64)       Term -- Indefinite         Professor of Financial                11       None
UBS Alternative and          Length--since July 1,      Accounting of the Graduate
Quantitative Investments     2004                       School of Business, Columbia
LLC                                                     University.
677 Washington Boulevard
Stamford, Connecticut 06901
Director

Virginia G. Breen (46)       Term -- Indefinite         General Partner of Sienna             11       Director of: Modus
UBS Alternative and          Length--since August 7,    Ventures; General Partner of                   Link, Inc.;
Quantitative Investments     2008                       Blue Rock Capital.                             Excelsior Absolute
LLC                                                                                                    Return Fund of
677 Washington Boulevard                                                                               Funds, L.L.C.;
Stamford, Connecticut 06901                                                                            Excelsior Buyout
Director                                                                                               Investors, L.L.C.;
                                                                                                       Excelsior LaSalle
                                                                                                       Property Fund, Inc;
                                                                                                       UST Global Private
                                                                                                       Markets Fund, L.L.C.

                                                    INTERESTED DIRECTOR

Meyer Feldberg (68)(3)       Term -- Indefinite         Dean Emeritus and Professor           58       Director of:
UBS Alternative and          Length--since              of Management of the                           Primedia, Inc.;
Quantitative Investments     Commencement of            Graduate School of Business,                   Macy's, Inc.;
LLC                          Operations                 Columbia University; Senior                    Revlon, Inc.; NYC
677 Washington Boulevard                                Advisor for Morgan Stanley.                    Ballet; SAPPI Ltd.
Stamford, Connecticut 06901                                                                            Advisory Director
Director                                                                                               of Welsh Carson
                                                                                                       Anderson & Stowe.


                                             OFFICER(S) WHO ARE NOT DIRECTORS

William J. Ferri (44)        Term -- Indefinite         Global Head of UBS                   N/A       N/A
UBS Alternative and          Length--since October 1,   Alternative and Quantitative
Quantitative Investments     2010                       Investments LLC since June
LLC                                                     2010. Prior to serving in
677 Washington Boulevard                                this role, he was Deputy
Stamford, Connecticut 06901                             Global Head of UBS
Principal Executive Officer                             Alternative and Quantitative
                                                        Investments LLC.

Robert F. Aufenanger (57)    Term -- Indefinite         Executive Director of UBS            N/A       N/A
UBS Alternative and          Length--since May 1, 2007  Alternative and Quantitative
Quantitative Investments                                Investments LLC since
LLC                                                     October 2010. Prior to
677 Washington Boulevard                                October 2010, Executive
Stamford, Connecticut 06901                             Director of UBS Alternative
Principal Accounting                                    Investments US from April
Officer                                                 2007 to October 2010. Prior
                                                        to April 2007, Chief
                                                        Financial Officer and Senior
                                                        Vice President of
                                                        Alternative Investments
                                                        Group of U.S. Trust
                                                        Corporation from 2003 to
                                                        2007.

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS   OTHER TRUSTEESHIPS/
                                                                                           IN FUND     DIRECTORSHIPS HELD
                                   TERM OF OFFICE                                          COMPLEX     BY DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND             AND LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY   FUND COMPLEX DURING
POSITION(S) WITH FUNDS             TIME SERVED(1)            DURING PAST 5 YEARS         DIRECTOR(2)    THE PAST 5 YEARS
----------------------       -------------------------  ------------------------------   -----------   -------------------
Frank S. Pluchino (51)       Term - Indefinite          Executive Director of UBS            N/A       N/A
UBS Alternative and          Length--since July 19,     Alternative and Quantitative
Quantitative Investments     2005                       Investments LLC since
LLC                                                     October 2010. Prior to
677 Washington Boulevard                                October 2010, Executive
Stamford, Connecticut 06901                             Director of Compliance of
Chief Compliance Officer                                UBS Financial Services Inc.
                                                        from 2003 to 2010 and Deputy
                                                        Director of Compliance of
                                                        UBS Financial Services of
                                                        Puerto Rico Inc. from
                                                        October 2006 to October 2010.

(1)  The Fund commenced operations on February 1, 2003.

(2)  Of the 58  funds/portfolios  in the complex,  47 are advised by an affiliate of UBS  Financial  Services Inc.
     ("UBSFS") and 11 comprise the UBS A&Q Family of Funds.

(3)  Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS A&Q  Family  of Funds  may do  business.  Mr.  Feldberg  is not  affiliated  with  UBSFS or its affiliates.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third  quarters of each fiscal year on Form N-Q.  The Fund's  Forms N-Q are  available  on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A  description  of the policies and  procedures  that the Fund uses to determine  how to vote proxies  relating to portfolio  securities is available with out charge upon request by calling the UBS Global Asset  Management  Sales
Desk at 888-793-8637.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 212-821-6053.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $68,100 in 2010 and $76,560 in 2009. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $8,250 in 2010 and $13,000 in 2009. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $140,000 in 2010 and $177,000 in 2009. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2010 and $0 in 2009.

  (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

  (e)(2)  There were no services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2.273 million for 2010 and $3.029 million for 2009.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                                      UBSAQ
                      PROXY-VOTING POLICIES AND PROCEDURES

A. INTRODUCTION

     UBSAQ votes proxies for each fund (each a "Fund," collectively, the "Funds") for which it acts as the Adviser and as such, has adopted these Proxy-Voting Policies and Procedures (these "Policies and Procedures"). The Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Generally, each of the Funds may invest a majority of its assets in non-voting securities of Investment Funds. The Investment Funds typically do not submit matters to investors for vote; however, should a matter be submitted for vote and provided the Fund holds voting interests in the Investment Fund, the Adviser will vote proxies in what it views to be in the best interest of the Fund and in accordance with these Policies and Procedures. The Board of Directors (the "Board") of the Funds has adopted these Policies and Procedures as the Funds'. The Adviser will notify the Board of any changes to the Adviser's Policies and Procedures.

B. FIDUCIARY DUTY

     Proxy-voting is an integral part of the Adviser's investment management process. The Adviser is under a fiduciary duty to act in the best interest of the Fund(s) and to vote in a manner it believes to be consistent with efforts to maximize shareholder value. This authority carries with it a responsibility on the Adviser's part to analyze the issues connected with the votes and to evaluate the probable impact of its vote on the value of the investment.

C. VOTING PROCEDURES

     Generally speaking, where the Adviser holds voting rights, it will vote consistent with management's recommendations on routine matters, absent a particular reason to the contrary. Non-routine matters will be voted on a case-by-case basis taking into consideration the best interests of the Fund(s) and the maximization of shareholder value.

D. CONFLICTS OF INTEREST

     Any circumstance or relationship which would compromise a portfolio manager's objectivity in voting proxies in the best interest of the Fund(s) would constitute a conflict of interest. In such situations, the Adviser will address any material conflicts before voting proxies on behalf of the Fund(s). As a matter of policy, the Adviser will presume the existence of a conflict of interest for proxy-voting purposes in situations where:

     - A current investor of the Adviser is affiliated with an Investment Fund soliciting proxies or has communicated its view to the Adviser on an impending proxy vote;

     - The portfolio manager responsible for proxy-voting has identified a personal interest in the Investment Fund soliciting proxies or in the outcome of a shareholder vote;

Revised: June 26, 2006
Rebranded: 10/1/2010

     - Members of the portfolio management team, including the portfolio manager responsible for proxy-voting, and/or members of senior management, have a personal interest through investment in the Investment Fund soliciting proxies;

     - Members of the Investment Fund or a third party with an interest in the outcome of a shareholder vote have attempted to influence either the Adviser or the portfolio manager responsible for voting a proxy.

Employees of the Adviser should be aware of the potential for conflicts of interest that may result, on the part of the Adviser, from employees' personal relationships or special circumstances that may result as part of the Adviser's normal course of business. Employees who become aware of any such conflicts of interest are under obligation to bring them to the attention of the Chief Compliance Officer or Legal who will work with appropriate personnel of the Adviser to determine the materiality of the conflict.

     ADDRESSING MATERIAL CONFLICTS OF INTEREST. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence the Adviser's decision-making in the proxy-voting process and the determination will be based on an assessment of the particular facts and circumstances. If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. The Adviser shall maintain a written record of all conflicts of interest identified, the materiality determination, and the method used to resolve the material conflict of interest.

If it is determined that a conflict of interest is material, the Adviser's Chief Compliance Officer or Legal will work with appropriate personnel of the Adviser to determine a resolution before voting proxies affected by such conflict of interest. Resolutions may include:

     - Disclosing the conflict and obtaining consent before voting (which consent in the case of the Fund(s) may be obtained from the Fund's board of directors);

     - Engaging another party on behalf of the Fund(s) to vote the proxy on its behalf;

     - Engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

     - Such other method as is deemed appropriate under the circumstances given the nature of the conflict.

E. ANNUAL FILING OF PROXY VOTING RECORD

     The Adviser will file an annual report of each proxy voted with respect to the Fund(s) during the preceding twelve-month period ended June 30 on Form N-PX, no later than August 31st of the then year.

F. PROXY-VOTING DISCLOSURES

Revised: June 26, 2006
Rebranded: 10/1/2010

     Where the Funds hold voting rights, the Funds shall include in their Form N-CSR (Certified Shareholder Report) : (i) a description of these Policies and Procedures; (ii) a statement that a description of these Policies and Procedures is available without charge, upon request by taking the specified action; and
(iii) a statement that information regarding how the Adviser voted proxies relating to the Funds during the most recent 12-month period, is available upon request, without charge by taking the specified action.

G. CONTROL PROCESS

To ensure compliance with these Policies and Procedures, at the time of a fund's investment in an Investment Fund, the subscription document will be reviewed to ensure that voting rights have been waived, as is current practice. In the event a fund does not waive voting rights, the Adviser will adhere to these Policies and Procedures.

H. RECORD-KEEPING

     The Adviser shall maintain the following records relating to proxy-voting in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years on-site:

     -    A copy of the Adviser's current Proxy-Voting Policies and Procedures;

     -    A record of each vote cast by the Adviser on behalf of the Fund(s);

     - A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

     - A copy of any document relating to the identification and resolution of conflicts of interest;

     - A copy of any document created by the Adviser that was material to a proxy -voting decision or that memorialized the basis for that decision; and

     - A copy of each written investor request for information on how the Adviser voted proxies on behalf of the Fund(s), and a copy of any written response from the Adviser to any (written or oral) investor request for information on how the Adviser voted proxies on behalf of the Fund(s).

Revised: June 26, 2006
Rebranded: 10/1/2010

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            O'CONNOR FUND OF FUNDS: LONG/SHORT EQUITY STRATEGIES LLC
                          PORTFOLIO MANAGER DISCLOSURE

The Fund is managed by a portfolio management team, each member of which (each, a "Portfolio Manager" and together, the "Portfolio Managers") is responsible for the day-to-day management of the Fund's portfolio. Norman E. Sienko, Jr., the lead member of the portfolio management team, is primarily responsible for the selection of the Fund's investments, and is jointly responsible for the allocation of the Fund's assets among Investment Funds. Russell Sinder, Joseph
M. Sciortino and Matthew Woodbury, the other members of the portfolio management team, are jointly and primarily responsible for the allocation of the Fund's investments.

Mr. Sienko has served as a Portfolio Manager of the Fund since its inception. He served as head of UBS Alternative Investments US' ("AI - US") portfolio management group from 1998 to 2010, prior to his group joining UBS Alternative and Quantitative Investments LLC, the Fund's investment adviser (the "Adviser"). He is also currently an Executive Director of the Adviser. Mr. Sinder has been a Portfolio Manager of the Fund since 2007. Mr. Sinder was associated with AI - US from 1998 to 2010, prior to joining the Adviser, and is an Executive Director of the Adviser. Mr. Sciortino joined the portfolio management team in 2007. He was associated with AI - US from December 2006 to October 2010, prior to joining the Adviser, and is a Director of the Adviser. Previously, Mr. Sinder served as Senior Analyst at Lake Partners, Inc. from April 2001 through August 2006. Mr. Woodbury was associated with AI - US from 2008 to 2010, prior to joining the Adviser, and is a Director of the Adviser. Previously, he served as an Analyst at Allianz Hedge Fund Partners, LP (2002-2008) and an Accountant at Arthur Anderson LLP (1999-2002).

The Fund's Portfolio Managers manage multiple accounts for the Adviser, including registered closed-end funds and private domestic and offshore pooled investment vehicles.

Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, a Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. The Portfolio Managers may be perceived to have a conflict of interest if there are a large number of other accounts, in addition to the Fund, that they are managing on behalf of the Adviser. In addition, each Portfolio Manager could be viewed as having a conflict of interest to the extent that one or more Portfolio Managers have an investment in accounts other than the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

Other accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest may be perceived if the Adviser receives a performance-based advisory fee as to one account but not another, because a Portfolio Manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the Portfolio Manager's compensation.

The Adviser's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser monitors a variety of areas, including compliance with Fund guidelines. Furthermore, senior investment and business personnel of the Adviser periodically review the performance of the Portfolio Managers.

The Portfolio Managers' compensation is comprised primarily of a fixed salary and a discretionary bonus paid by the Adviser or its affiliates and not by the Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of UBS AG, the ultimate parent company of the Adviser, subject to certain vesting periods. The amount of a Portfolio Manager's discretionary bonus, and the portion to be paid in shares or stock options of UBS AG, is determined by senior officers of the Adviser. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of the Adviser; the overall performance of UBS AG; the profitability to the Adviser derived from the management of the Fund and the other accounts managed by the Adviser; the absolute performance of the Fund and such other accounts for the preceding year; contributions by the Portfolio Manager to assisting in managing the Adviser; participation by the Portfolio Manager in training of personnel; and support by the Portfolio Manager generally to colleagues. The bonus is not based on a precise formula, benchmark or other metric.

The following table lists the number and types of other accounts advised by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.

NORMAN E. SIENKO JR.

          REGISTERED
     INVESTMENT COMPANIES              POOLED ACCOUNTS                OTHER ACCOUNTS
-----------------------------   -----------------------------   --------------------------
  NUMBER OF                       NUMBER OF                     NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   ACCOUNTS (2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ------------   --------------   ---------   --------------
       5        $985,495,962          5         $384,425,700        0             N/A

RUSSELL SINDER

          REGISTERED
     INVESTMENT COMPANIES              POOLED ACCOUNTS                OTHER ACCOUNTS
-----------------------------   -----------------------------   --------------------------
  NUMBER OF                       NUMBER OF                     NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   ACCOUNTS (2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ------------   --------------   ---------   --------------
      5         $985,495,962          5         $384,425,700         0            N/A

JOSEPH M. SCIORTINO

          REGISTERED
     INVESTMENT COMPANIES              POOLED ACCOUNTS                OTHER ACCOUNTS
-----------------------------   -----------------------------   --------------------------
  NUMBER OF                       NUMBER OF                     NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   ACCOUNTS (2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ------------   --------------   ---------   --------------
      5         $985,495,962          5         $384,425,700         0            N/A

MATTHEW WOODBURY

          REGISTERED
     INVESTMENT COMPANIES              POOLED ACCOUNTS                OTHER ACCOUNTS
-----------------------------   -----------------------------   --------------------------
  NUMBER OF                       NUMBER OF                     NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   ACCOUNTS (2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ------------   --------------   ---------   --------------
      5        $985,495,962           5         $384,425,700        0             N/A

(1) Of these accounts, 3 accounts with total assets of approximately $489,525,737 charge performance-based advisory fees.

(2) Of these accounts, 3 accounts with total assets of approximately $119,016,690 charge performance-based advisory fees.

Mr. Sienko, Mr. Sciortino and Mr. Woodbury do not beneficially own any interests in the Fund. As of the end of the Fund's most recent fiscal year, Mr. Sinder may be considered to have been the beneficial owner of interests in the Fund with a value of $50,001-$100,000.

(b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) O'Connor Fund of Funds: Long/Short Equity Strategies LLC
             (formerly, UBS M2 Fund, L.L.C.)


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011


By (Signature and Title)* /s/ Robert Aufenanger
                          -----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date March 9, 2011

* Print the name and title of each signing officer under his or her signature.